Equity - Issued Capital (Details)						6 Months Ended
	Dec. 31, 2025 shares	Jul. 20, 2025 shares	Jun. 26, 2025 USD ($) shares	Feb. 15, 2025 USD ($) shares	Feb. 04, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jul. 31, 2025 shares	Feb. 03, 2025 USD ($)	Jan. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Aug. 25, 2022 $ / shares
Equity - Issued Capital [Line Items]
Total consideration (in Dollars) | $										$ 2,949,857	$ 52
Net proceeds from shares (in Dollars) | $						$ 21,607	$ 2,949,909
Closing share price per share (in Dollars per share) | $ / shares					$ 2.5
Ordinary shares per share (in Dollars per share) | $ / shares
Unlisted options				72,250,000
RSUs to employees amount				35,750,000
Exercise price (in Dollars per share) | $ / shares						$ 0.005						$ 5.16
Options vest						34,000,000
Vesting term						3 years
Options vests period						38,250,000
Fair value of options price						0.0085
Share price (in Dollars per share) | $ / shares						$ 0.01
Exercise price (in Dollars per share) | $ / shares						$ 0.005
Expected life						5 years
Annualized volatility						117.40%
Percentage of dividend yield						0.00%
Risk free rate						3.97%
Options grant (in Dollars) | $						$ 104,144
RSUs grant total (in Dollars) | $			$ 245,298	$ 60,064
RSUs to directors shares			248,684,700
Employee Incentive Options and Restricted Share Units (“RSUs”) [Member]
Equity - Issued Capital [Line Items]
Vesting term						4 years
Vests over period term						3 years
American Depositary Shares [Member]
Equity - Issued Capital [Line Items]
Total consideration (in Dollars) | $									$ 10
Shares issued					11,000,000	7,557
Average sale price (in Dollars per share) | $ / shares						$ 2.95
Net proceeds from shares (in Dollars) | $						$ 22,275
Other fee and commission expense (in Dollars) | $						$ 668
Closing share price value (in Dollars) | $					$ 100,000
American Depositary Shares [Member] | Investor Relations Service Agreement (“IR Agreement”) [Member]
Equity - Issued Capital [Line Items]
Shares issued					40,000
Subsequent Events [Member]
Equity - Issued Capital [Line Items]
RSUs vests	124,342,350	124,342,350
Subsequent Events [Member] | American Depositary Shares [Member]
Equity - Issued Capital [Line Items]
Shares issued								677,215